Trade and other receivables	12 Months Ended
Dec. 31, 2017
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Trade and other receivables
21 Trade and other receivables
	2017 £m	2016 £m
Trade receivables	1,682	1,782
Allowance for doubtful debts	(79)	(56)
	1,603	1,726
Prepayments and accrued income	219	230
Total	1,822	1,956

Trade receivables are predominantly non-interest bearing and their carrying amounts approximate to their fair value.

Trade receivables are stated net of a provision for allowances for doubtful debts. The movements in the provision during the year were as follows:

	2017 £m	2016 £m
At start of year	56	51
Charge for the year	39	4
Trade receivables written off	(15)	(6)
Exchange translation differences	(1)	7
At end of year	79	56